Consolidated Statements of Changes in Equity - CAD CAD in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2015	CAD 2,414,474	CAD 4,296,831	CAD 22,045	CAD 705,382	CAD (2,609,784)
Vesting of share awards	0	14,522	(14,522)
Share-based compensation	13,882	14,522	13,882
Issued for cash	115,014	115,014
Issuance costs, net of tax	(3,706)	(3,706)
Comprehensive loss for the year	(560,703)			(75,519)	(485,184)
Ending balance at Dec. 31, 2016	1,978,961	4,422,661	21,405	629,863	(3,094,968)
Vesting of share awards	0	20,915	(20,915)
Share-based compensation	15,509	20,915	15,509
Issuance costs, net of tax		0
Comprehensive loss for the year	(79,585)			(166,759)	87,174
Ending balance at Dec. 31, 2017	CAD 1,914,885	CAD 4,443,576	CAD 15,999	CAD 463,104	CAD (3,007,794)